Balance Sheet Components - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and related expenses	$ 7,600	$ 6,695	$ 2,799
Accrued sales and use tax	861	975	1,254
Warranty reserve	6,957	6,121	7,697
Financing obligation	2,827	3,056	850
Accrued interest		127	174
Accrued audit and accounting related expenses	722	428	419
Accrued charger installation costs	967	769	547
Other accrued expenses	2,348	1,692
Other accrued expenses		1,565	895
Total	$ 22,282	$ 19,736	$ 14,635